Equity Raise	12 Months Ended
Dec. 31, 2016
Equity Raise [Abstract]
Equity Raise

Note 18 - Equity Raise

September 2015 Equity Raise

On September 25, 2015, the Company entered into an underwriting agreement with B. Riley & Co., LLC, as representative of the several underwriters named therein, relating to the issuance and sale of 350,000 shares of the Company common stock, par value $0.001 per share. The price to the public in this offering was $15.00 per share. Under the terms of the Underwriting Agreement, the Company also granted the Underwriters an option, exercisable for 30 days from the closing date, to purchase up to an additional 52,500 shares at the public offering price. The offering was made pursuant to the Company’s registration statement on Form S-3 (Registration Statement No. 333-204159) filed with the Securities and Exchange Commission and declared effective May 28, 2015 and a related prospectus supplement filed with the Securities and Exchange Commission.

The offering closed September 30, 2015. After deducting underwriting discounts and commissions and offering expenses, the net proceeds from the offering were approximately $4.7 million.

December 2016 Equity Raise

On December 12, 2016, the Company entered into a Securities Purchase Agreement with certain investors (the “Investors”) for the sale by the Company of 333,333 shares (the “Common Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $6.00 per share. Concurrently with the sale of the Common Shares, pursuant to the Purchase Agreement the Company also sold warrants to purchase up to 250,000 shares of Common Stock (the “Warrants”). The aggregate gross proceeds for the sale of the Common Shares and Warrants was approximately $2.0 million. Subject to certain ownership limitations, the Warrants will be exercisable on the 6-month anniversary of the issuance date at an exercise price equal to $6.75 per share of Common Stock (the “Exercise Price”), subject to adjustments as provided under the terms of the Warrants. The Warrants are exercisable for five and a half years from the initial issuance date. The warrants included a fundamental transaction clause which provided for the warrant holder to be paid in cash upon an event as defined in the warrant. The cash payment is to be computed under a Black-Scholes valuation model for the unexercised portion of the warrant. Accordingly under ASC 815 Derivatives and Hedging the warrants were deemed to be derivative liability and are marked to market at each reporting period.

The net proceeds to the Company from the transactions, after deducting the placement agent’s fees and expenses but before paying the Company’s estimated offering expenses, and excluding the proceeds, if any, from the exercise of the Warrants was approximately $1.8 million. The Company used the net proceeds from the transaction for general corporate purposes, which included business development activities, capital expenditures, working capital and general and administrative expenses.

The Common Shares (but not the Warrants or shares issuable upon exercise of the Warrants) were offered and sold by the Company pursuant to a prospectus supplement dated as of December 12, 2016, which was filed with the Securities and Exchange Commission (the “SEC”), in connection with a takedown from the Company’s effective shelf registration statement on Form S-3, which was filed with the SEC on May 14, 2016 and subsequently declared effective on May 28, 2016 (File No. 333-204159), and a related prospectus dated as of May 28, 2016 contained in such Registration Statement.